1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

August 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File Nos. 33-62470 and 811-7704)

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 137 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 138 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of adding Schwab Fundamental Global Real Estate Index Fund as an additional series of the Trust.

We note that the Trust has separately filed via EDGAR correspondence a response to the comments of the staff of the U.S. Securities and Exchange Commission on PEA No. 136 to the Trust’s Registration Statement.

I hereby certify that this PEA does not contain disclosures that render it ineligible to be filed under Rule 485(b).

Please contact Stephen T. Cohen at (202) 261-3304 or me at (202) 261-3305 with any questions or comments.

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick